Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
C000031758
Account Value [Line Items]
Line Graph and Table Measure Name	Causeway International Value Fund, Institutional Class
Account Value	$ 1,000,000	$ 1,771,402	$ 1,430,017	$ 1,005,182	$ 1,312,029	$ 953,549	$ 1,034,560	$ 1,124,644	$ 1,120,978	$ 922,529	$ 897,397
C000031757
Account Value [Line Items]
Line Graph and Table Measure Name	Causeway International Value Fund, Investor Class
Account Value	$ 10,000	17,319	14,017	9,880	12,922	9,409	10,234	11,156	11,132	9,183	8,954
MSCI EAFE Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) (USD)
Account Value	$ 1,000,000	1,741,869	1,396,112	1,111,141	1,484,115	1,180,394	1,174,585	1,190,529	1,158,812	972,940	913,414
MSCI EAFE Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) (USD)
Account Value	$ 10,000	17,419	13,961	11,111	14,841	11,804	11,746	11,905	11,588	9,729	9,134
MSCI EAFE Index (Gross) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Gross) (USD)
Account Value	$ 1,000,000	1,828,057	1,457,987	1,154,278	1,533,911	1,214,552	1,203,355	1,213,274	1,175,090	982,070	917,347
MSCI EAFE Index (Gross) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Gross) (USD)
Account Value	$ 10,000	$ 18,281	$ 14,580	$ 11,543	$ 15,339	$ 12,146	$ 12,034	$ 12,133	$ 11,751	$ 9,821	$ 9,173